LOANS, Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan ratings/credit scores by loan class [Abstract]
Loans	$ 2,742,577	$ 2,733,370
Accrued interest included in total	8,899	8,347
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,245,951	1,169,693
Accrued interest included in total	3,536	2,998
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,199,208	1,096,471
Accrued interest included in total	3,408	2,763
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	38,743	67,420
Accrued interest included in total	105	205
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	6,613	4,502
Accrued interest included in total	23	30
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,387	1,300
Accrued interest included in total	0	0
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	676,319	564,871
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	637,826	515,955
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	32,765	44,384
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	4,341	3,967
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,387	565
Commercial [Member] | Commercial Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	569,632	604,822
Commercial [Member] | Commercial Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	561,382	580,516
Commercial [Member] | Commercial Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	5,978	23,036
Commercial [Member] | Commercial Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	2,272	535
Commercial [Member] | Commercial Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	$ 0	$ 735